Description of Business, Organization, and Basis of Presentation	12 Months Ended
Dec. 31, 2025
Description of Business, Organization, and Basis of Presentation [Abstract]
DESCRIPTION OF BUSINESS, ORGANIZATION, AND BASIS OF PRESENTATION
1.	DESCRIPTION OF BUSINESS, ORGANIZATION, AND BASIS OF PRESENTATION

CNFinance Holdings Limited (“CNFinance”), through its controlled subsidiaries and consolidated variable interest entities (collectively, referred to hereinafter as the “Group”) in the People’s Republic of China (“PRC”), primarily provides micro credit loan services for micro and small-enterprise (“MSE”) owners, loan facilitation and post-facilitation and guarantee services for the commercial banks, and loan lending agency service for financial institutions.

The Group’s main funding resources are equity and borrowings from third parties. The loans are granted through its licensed micro credit subsidiaries in Beijing, Shenzhen and Chongqing directly, or the structured funds funded with the Group as general partners. Home equity loans were secured by residential or commercial real estate as of December 31, 2024 and December 31, 2025.

In December 2018, the Group began to explore a new collaboration model to mitigate credit risks (“collaboration model”) and started to record the business under this model. Under such model, the Group is able to develop a financial services platform that matches various parties to lend resources at competitive rates. Those parties include sales partners who introduce borrowers from particular jurisdictions, trust companies that administer funds, and the loan borrowers who has financial needs for their business operations. The sales partners are nationwide mid-or-small companies that have local risk assessment capabilities. The collaboration model requires the sales partners to place a security deposit called credit risk mitigation positions (“CRMP”) which could be confiscated by the Group when loans are defaulted. The loan borrowers who are introduced by the sales partners are MSE owners who have properties that can be used as collateral. In the event of loans issued to the borrowers acquired under such collaboration model are in default, the respective sales partners who introduced such borrowers will share the credit risks with the Group by choosing from the following options, including (i)(1) full repayment to the Group for the total unpaid principal and accrued and overdue interests under the respective loan agreement on behalf of the borrower and acquiring respective credit rights, (i)(2) repayment in instalments to the Group for the total unpaid principal and accrued and overdue interests under the respective loan agreement on behalf of the borrower and acquiring respective credit rights under each instalments; (ii) repayment to the Group for the unpaid principal and accrued and overdue interests under the respective loan agreement on behalf of the borrower, and if the borrower pays the payments under the loan agreement, the repayment by the sales partner on behalf of the borrower will be refunded to the sales partner; or (iii) relinquishing the respective credit risk mitigation positions (“CRMPs”) for such loan.

The Group also has started to collaborate with commercial banks since 2021. Under the commercial bank partnership model, the Group provides loan facilitation services (covering matching of commercial banks to borrowers and facilitating the execution of loan agreement between commercial banks and borrowers), post-facilitation services (covering cash processing services and collection services), and guarantee services for the off–balance sheet loans. In 2023, the Group started to introduce sales partners under the commercial bank partnership model as well.

Basis of preparation

The consolidated financial statements are prepared on the accrual basis of accounting in accordance with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”).

Investment in significant subsidiaries for the year ended December 31, 2025

Name of company	Place and date of incorporation/ establishment	Registered capital		Issued and fully paid up capital		Percentage of equity attributable to the Group		Principal activities
						Direct	Indirect
Sincere Fame International Limited 诚名国际有限公司	British Virgin Islands October 6, 2006	USD	1,230,434	USD	1,230,434	100%	-	Investment Holding

China Financial Services Group Limited泛华金融服务集团 有限公司	Hong Kong August 28, 2000	HKD	100,000,000	HKD	100,000,000	-	100%	Investment Holding

Fanhua Chuang Li Information Technology (Shenzhen) Co., Ltd.泛华创利信息技术 (深圳) 有限公司	the PRC December 21, 1999	HKD	400,000,000	HKD	400,000,000	-	100%	Investment Holding

Shenzhen Fanhua United Investment Group Co., Ltd.深圳泛华联合投资集团有限公司	the PRC August 9, 2006	RMB	250,000,000	RMB	250,000,000	-	100%	Investment Holding

Guangzhou Anyu Mortgage Consulting Co., Ltd.广州安宇按揭咨询 有限公司	the PRC January 23, 2003	RMB	2,220,000	RMB	2,220,000	-	100%	Micro credit and mortgage agency services

Chongqing Fengjie Financial Advisory Co., Ltd.重庆丰捷财务咨询 有限公司	the PRC June 13, 2010	RMB	500,000	RMB	500,000	-	100%	Financial consultancy

Guangzhou Chengze Information Technology Co., Ltd.广州诚泽信息科技 有限公司	the PRC December 11, 2006	RMB	3,000,000	RMB	3,000,000	-	100%	Software development and maintenance

Chongqing Liangjiang New Area Fanhua Micro-credit Co., Ltd.重庆市两江新区泛华 小额贷款有限公司	the PRC December 26, 2011	USD	30,000,000	USD	30,000,000	-	100%	Micro credit and mortgage agency services

Shenzhen Fanhua Micro-credit Co., Ltd.深圳泛华小额贷款 有限公司	the PRC March 15, 2012	RMB	300,000,000	RMB	300,000,000	-	100%	Micro credit and mortgage agency services
Name of company	Place and date of incorporation/ establishment	Registered capital		Issued and fully paid up capital		Percentage of equity attributable to the Group		Principal activities
						Direct	Indirect
Shenzhen Fanhua Fund Management Services Co., Ltd. 深圳泛华基金 管理服务有限公司	the PRC June 8, 2012	RMB	5,000,000	RMB	5,000,000	-	100%	Company register service

Guangzhou Heze Information Technology Co., Ltd. 广州和泽信息科技 有限公司	the PRC September 16, 2010	RMB	20,000,000	RMB	20,000,000	-	100%	Software development and maintenance

Beijing Lianxin Chuanghui Information Technology Co., Ltd. 北京联鑫创辉 信息技术有限公司	the PRC February 2, 2012	HKD	10,000,000	HKD	10,000,000	-	100%	Software development and maintenance

Shenzhen Fanlian Investment Co., Ltd. 深圳泛联投资有限公司	the PRC November 26, 2012	RMB	30,000,000	RMB	30,000,000	-	100%	Investment Holding

Fanhua Financial Leasing (Shenzhen) Co., Ltd. 泛华融资租赁 (深圳)有限公司	the PRC September 4, 2012	USD	10,000,000	USD	10,000,000	-	100%	Business

Shenzhen Fanhua Chengyu Finance Service Co., Ltd. 深圳泛华诚誉金融配套服务有限公司	the PRC March 15, 2013	RMB	10,000,000	RMB	10,000,000	-	100%	Labor outsourcing services

Beijing Fanhua Qilin Capital Management Co., Ltd. 北京泛华麒麟资本管理有限公司	the PRC December 26, 2016	RMB	100,000,000	RMB	10,000,000	-	96%	Asset Management

Shijiazhuang Fanhua Financial Advisory Co., Ltd ..石家庄泛华财务咨询有限公司	the PRC July 27, 2017	RMB	2,000,000		-	-	100%	Financial Consultancy

Haikou Fanhua Financial Advisory Co., Ltd. 海口市泛华财务咨询有限公司	the PRC June 12, 2020	RMB	1,000,000		-	-	100%	Financial consultancy

Ganzhou Shenzhen Fanlian Financial Advisory Co., Ltd. 赣州深泛联财务咨询有限公司	the PRC August 8, 2020	RMB	1,000,000		-	-	100%	Financial consultancy

Fanhua Jinfu (Foshan) Co., Ltd. 泛华金服（佛山）有限公司	the PRC May 22, 2020	RMB	200,000,000		-	-	100%	Financial consultancy
Name of company	Place and date of incorporation/ establishment	Registered capital		Issued and fully paid up capital	Percentage of equity attributable to the Group		Principal activities
					Direct	Indirect
Guangzhou Nansha Weisen Technology Co., Ltd 广州南沙区玮森科技有限公司	the PRC March 3, 2020	RMB	500,000	-	-	100%	Software development and maintenance

Wuxi Shenzhen Fanlian Enterprise Management Co., Ltd. 无锡深泛联企业管理有限公司	the PRC April 27, 2022	RMB	500,000	-	-	100%	Enterprise Management

Ningbo Lianyi Technological Advisory Co., Ltd. 宁波联亿科技咨询有限公司	the PRC November 24, 2022	RMB	50,000,000	-	-	100%	Financial consultancy

Shenfanlian Eighteenth District (Dongguan) Enterprise Management Co., Ltd 深泛联十八区（东莞）企业管理有限公司	the PRC June 6, 2023	RMB	1,000,000	-	-	100%	Enterprise Management

Shenfanlian Eightth District (Jinan) Enterprise Management Co., Ltd 深泛联八区（济南）企业管理有限公司	the PRC June 13, 2023	RMB	1,000,000	-	-	100%	Enterprise Management

Shenfanlian Second District (Shenzhen) Enterprise Management Co., Ltd 深泛联二区（深圳）企业管理有限公司	the PRC April 20, 2023	RMB	1,000,000	-	-	100%	Enterprise Management

ShenfanLian (Qingdao) Enterprise Management Co., Ltd 深泛联（青岛）企业管理有限公司	the PRC June 14, 2023	RMB	1,000,000	-	-	100%	Enterprise Management

Fanhua fifteenth District (Zhongshan) Enterprise Management Co., Ltd 泛华十五区（中山）企业管理有限公司	the PRC July 11, 2023	RMB	500,000	-	-	100%	Enterprise Management

Shenfanlian eighth District (Tianjin) Enterprise Management Co., Ltd 深泛联八区（天津）企业管理有限公司	the PRC June 15, 2023	RMB	1,000,000	-	-	100%	Enterprise Management
Name of company	Place and date of incorporation/ establishment	Registered capital		Issued and fully paid up capital	Percentage of equity attributable to the Group		Principal activities
					Direct	Indirect
Shenfanlian eighth District (Beijing) Enterprise Management Co., Ltd 深泛联八区（北京）企业管理有限公司	the PRC June 6, 2023	RMB	1,000,000	-	-	100%	Enterprise Management

Fanhua fourteenth District (Shenzhen) Enterprise Management Co., Ltd 泛华十四区（深圳）企业管理有限公司	the PRC July 24, 2023	RMB	500,000	-	-	100%	Enterprise Management

Shenfanlian seventh District (Nanning) Enterprise Management Co., Ltd 深泛联七区（南宁）企业管理有限公司	the PRC June 7, 2023	RMB	1,000,000	-	-	100%	Enterprise Management

Shenfanlian Seventeenth District (Hubei) Enterprise Management Co., Ltd 深泛联十七区（湖北）企业管理有限公司	the PRC June 19, 2023	RMB	1,000,000	-	-	100%	Enterprise Management

Fanhua first District (Huizhou) Enterprise Management Co., Ltd 泛华一区（惠州）企业管理有限公司	the PRC August 4, 2023	RMB	200,000	-	-	100%	Enterprise Management

Shenfanlian (Foshan) Enterprise Management Co., Ltd 深泛联（佛山）企业管理有限公司	the PRC July 17, 2023	RMB	500,000	-	-	100%	Enterprise Management
Name of company	Place and date of incorporation/ establishment	Registered capital		Issued and fully paid up capital	Percentage of equity attributable to the Group		Principal activities
					Direct	Indirect
Shenfanlian (Xi’an) Enterprise Management Co., Ltd 深泛联（西安）企业管理有限公司	the PRC June 19, 2023	RMB	500,000	-	-	100%	Enterprise Management

Shenfanlian Seventeenth District Enterprise Management Co., Ltd 深泛联十七区（深圳）企业管理有限公司	the PRC August 15, 2023	RMB	1,000,000			100%	Enterprise Management

Shenfanlian first district (Shenzhen) Enterprise Management Co., Ltd 一区深泛联（深圳）企业管理有限公司	the PRC June 26, 2023	RMB	1,000,000	-	-	100%	Enterprise Management

Shenfanlian (Zhengzhou) Enterprise Management Consulting Co., Ltd 深泛联（郑州）企业管理咨询有限公司	the PRC July 28, 2023	RMB	500,000	-	-	100%	Enterprise Management

Shenfanlian first District (Quanzhou) Enterprise Management Co., Ltd 深泛联一区 (泉州) 企业管理有限公司	the PRC August 16, 2022	RMB	1,000,000	-	-	100%	Enterprise Management

Shenfan Shilu District (Kunming) Enterprise Management Co., Ltd 深泛拾陆区（昆明）企业管理有限公司	the PRC July 5, 2023	RMB	200,000	-	-	100%	Enterprise Management

Shenzhen Fanlian (Nanjing) Financial Consulting Services Co., Ltd 深泛联（南京）财务咨询服务有限公司	the PRC June 27, 2023	RMB	500,000	-	-	100%	Financial consultancy

Fanhua Fifteenth District (Chengdu) Enterprise Management Co., Ltd 泛华十五区（成都）企业管理有限公司	the PRC August 18, 2023	RMB	200,000	-	-	100%	Enterprise Management
Name of company	Place and date of incorporation/ establishment	Registered capital		Issued and fully paid up capital	Percentage of equity attributable to the Group		Principal activities
					Direct	Indirect
Fanhua Sixteenth District (Tianjin) Enterprise Management Co., Ltd 泛华十六区（天津）企业管理有限公司	the PRC October 18, 2023	RMB	200,000	-	-	100%	Enterprise Management

Guangzhou Mingsheng Capital Management Limited Partnership (LP) 广州明晟资本管理合伙企业（有限合伙）	the PRC January 1, 2024	RMB	40,000,000	-		100%	Financial consultancy

Shenfanlian first district (Nanning) Enterprise Management Co., Ltd. 深泛联一区（南宁）企业管理有限公司	the PRC March 5, 2024	RMB	1,000,000	-	-	100%	Enterprise Management
Name of company	Place and date of incorporation/ establishment	Registered capital		Issued and fully paid up capital	Percentage of equity attributable to the Group		Principal activities
					Direct	Indirect
Ganzhou Shenzhen Fanlian Financial Advisory Co., Ltd. 赣州深泛联财务咨询有限公司	the PRC August 8, 2020	RMB	1,000,000	-	-	100%	Financial consultancy

Fanhua Jinfu (Foshan) Co., Ltd. 泛华金服（佛山）有限公司	the PRC May 22, 2020	RMB	200,000,000	-	-	100%	Financial consultancy

Guangzhou Nansha Weisen Technology Co., Ltd 广州南沙区玮森科技有限公司	the PRC March 30, 2020	RMB	500,000	-	-	100%	Software development and maintenance

Wuxi Shenzhen Fanlian Enterprise Management Co., Ltd. 无锡深泛联企业管理有限公司	the PRC April 27,2022	RMB	500,000	-	-	100%	Enterprise Management

Ningbo Lianyi Technological Advisory Co., Ltd. 宁波联亿科技咨询有限公司	the PRC November 24, 2022	RMB	50,000,000	-	-	100%	Financial consultancy

Shenfanlian Eighteenth District (Dongguan) Enterprise Management Co., Ltd 深泛联十八区（东莞）企业管理有限公司	the PRC June 6, 2023	RMB	1,000,000	-	-	100%	Enterprise Management

Shenfanlian Eightth District (Jinan) Enterprise Management Co., Ltd 深泛联八区（济南）企业管理有限公司	the PRC June 13, 2023	RMB	1,000,000	-	-	100%	Enterprise Management

Shenfanlian Second District (Shenzhen) Enterprise Management Co., Ltd -深泛联二区（深圳）企业管理有限公司	the PRC April 20, 2023	RMB	1,000,000	-	-	100%	Enterprise Management

ShenfanLian (Qingdao) Enterprise Management Co., Ltd 深泛联（青岛）企业管理有限公司	the PRC June 14, 2023	RMB	1,000,000	-	-	100%	Enterprise Management

Variable interest entities (“VIEs”)

An entity is a variable interest entity (VIE) if it meets the criteria outlined in Accounting Standards Codification (ASC) Topic 810, Consolidation, which are (i) the entity has equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties; or (ii) the entity has equity investors that cannot make significant decisions about the entity’s operations or that do not absorb their proportionate share of the entity’s expected losses or expected returns. The Group consolidates a VIE when it has both the power to direct the activities that most significantly impact the VIE’s economic performance and a right to receive benefits or the obligation to absorb losses of the entity that could be potentially significant to the VIE (that is, the Group is the primary beneficiary). All other entities not deemed to be VIEs with which the Group has involvement are evaluated for consolidation under other subtopics of ASC 810.

In the normal course of business, the Group engages in a variety of activities with VIEs. The Group determines whether it is the primary beneficiary of a VIE at the time it becomes involved with the variable interest entity and reconsiders that conclusion continually. In evaluating whether the Group is the primary beneficiary, the Group evaluates its economic interests in the entity. If the Group is determined to be the primary beneficiary of a VIE, it must account for the VIE as a consolidated subsidiary. If the Group is determined not to be the primary beneficiary of a VIE, such VIE is not consolidated.

The Group has segregated its involvement with VIEs between those VIEs which are consolidated and those VIEs which are not consolidated.

Consolidated VIEs

Structured funds

The Group grants loans to customers through structured funds set up by trust companies. The assets of the structured funds can only be used to settle obligations of consolidated VIEs. The cash of structured funds represents that funds established by the institutional trust companies through segregated bank accounts, including structured funds that are partially funded by the Group’s own capital. The cash and cash equivalents of structured funds amounted to RMB768,186,638 and RMB183,007,100 as of December 31, 2024 and 2025 respectively can only be used to grant loans. The Group is general partner of the funds, promising the expected returns for limited partners, and providing credit strengthening on the loans to customers under the funds. The Group is also the manager of the funds, having the approval role for the loan origination and modification within the structured funds. The Group is the primary beneficiary of the funds as it has the power to direct the activities that most significantly impact the economic performance of the funds and it has obligation to absorb losses of the funds that could potentially be significant to the funds or the right to receive benefits from the funds that could potentially be significant to the funds.

The structured funds are not income taxpayers according to PRC income tax law. The Group consolidates the structured funds as it is the primary beneficiary of the funds as of December 31, 2024 and 2025.

The table sets forth the investments in the consolidated VIEs by the Group as of December 31, 2025.

Name of the consolidated VIEs	Place and date of incorporation/establishment	Principal activities

Jinghua Structured Fund 6 菁华6号信托计划	the PRC 2014/9/9	Micro credit

Bohai Trust Shenfanlian Micro Finance Structured Fund渤海信托深泛联小微金融集合资金信托计划	the PRC 2016/9/14	Micro credit

Bohai Huihe SME Structured Fund 渤海汇和中小微企业经营贷集合资金信托计划	the PRC 2017/9/29	Micro credit

Beijing Fanhua Micro-credit Company Limited 北京泛华小额贷款有限公司	the PRC 2012/8/10	Micro credit

Zhonghai Lanhai Structured Fund 1 中海信托蓝海1号集合资金信托计划	the PRC 2018/7/18	Micro credit

Bohai Trust No.1 Huiying Structured Fund 渤海惠盈1号集合资金信托计划	the PRC 2018/9/10	Micro credit

Bohai Trust No.2 Shenzhen Fanhua United Structured Fund渤海信托-深泛联2号集合资金信托计划	the PRC 2018/11/28	Micro credit

Jinghua Structured Fund 1 外贸信托菁华1号集合资金信托计划	the PRC 2019/5/8	Micro credit

Hunan Structured Fund 2019-1 湖南信托2019-1集合资金信托计划	the PRC 2019/9/23	Micro credit

Hunan Structured Fund 2019-2 湖南信托2019-2集合资金信托计划	the PRC 2019/9/23	Micro credit

Shaanxi International Xinglong Structured Fund 1-1陕国投·兴隆1-1号集合资金信托计划	the PRC 2019/11/6	Micro credit

Shaanxi International Xinglong Structured Fund 2-1陕国投·兴隆2-1号集合资金信托计划	the PRC 2019/9/24	Micro credit
Name of the consolidated VIEs	Place and date of incorporation/establishment	Principal activities

No. 50 Jinghua Structured Fund 外贸信托菁华50号资管计划	the PRC 2019/4/26	Micro credit

No. 70 Jinghua Structured Fund 外贸信托菁华70号资管计划	the PRC 2020/12/25	Micro credit

Shaanxi International Xinglong Structured Fund 22-1 陕国投·兴隆22-1号集合资金信托计划	the PRC 2020/6/22	Micro credit

No. 74 Jinghua Structured Fund 外贸信托菁华74号资管计划	the PRC 2020/11/26	Micro credit

Hunan Structured Fund 2020-1 湖南信托2020-1集合资金信托计划	the PRC 2020/12/8	Micro credit

Shaanxi International Xinglong Structured Fund 2-2 陕国投·兴隆2-2号集合资金信托计划	the PRC 2021/1/26	Micro credit

Zhonghai Lanhai Structured Fund 30-X 中海信托-蓝海30-X号集合资金信托计划	the PRC 2021/3/17	Micro credit

Bohai Trust 2020 Pucheng No. 75 渤海信托·2020普诚75号集合资金信托计划	the PRC 2021/7/15	Micro credit

Guomin Tianshu Structured Fund 2-1 国民信托·天枢2-1号单一资金信托	the PRC 2021/8/31	Micro credit

Shenzhen Ruishu Economic Information Technology Advisory Partnership (Limited Partnership) 深圳瑞枢经济信息技术咨询合伙企业（有限合伙）	the PRC 2021/9/30	Micro credit
Name of the consolidated VIEs	Place and date of incorporation/establishment	Principal activities

Shenzhen Chengshu Information Technology Advisory Partnership (Limited Partnership) 深圳诚枢信息技术咨询合伙企业（有限合伙）	the PRC 2021/11/29	Micro credit

Zhongrong Yuanshuo No.1 Structured Fund 中融-元烁1号集合资金信托计划	the PRC 2021/9/29	Micro credit

Tianjin Baihua Economic Information Advisory Partnership (Limited Partnership) 天津柏华经济信息咨询合伙企业（有限合伙）	the PRC 2022/1/19	Micro credit

Bohai Trust 2021 Pucheng No. 83 渤海信托·2021普诚83号集合资金信托计划	the PRC 2022/1/25	Micro credit

Zhongrong Yuanshuo No.2 Structured Fund 中融-元烁2号集合资金信托计划	the PRC 2022/2/18	Micro credit

Shenzhen Huashu Information Technology Advisory Partnership (Limited Partnership) 深圳华枢信息技术咨询合伙企业（有限合伙）	the PRC 2022/2/22	Micro credit

Zijin No.3 Business Acceleration Structured Fund 紫金信托·助业3号集合资金信托计划	the PRC 2022/4/25	Micro credit

Zhongliang Hongrui No.1 Structured Fund 中粮信托-弘瑞普惠1号集合资金信托计划	the PRC 2022/5/19	Micro credit

Zhongrong Yuanshuo No.3 Structured Fund 中融-元烁3号集合资金信托计划	the PRC 2022/7/26	Micro credit

Tianjin Pinhua Economic Information Advisory Partnership (Limited Partnership) 天津品华经济信息咨询合伙企业（有限合伙）	the PRC 2022/10/10	Micro credit
Name of the consolidated VIEs	Place and date of incorporation/establishment	Principal activities

Shenzhen Zeshu Information Technology Advisory Partnership (Limited Partnership) 深圳泽枢信息技术咨询合伙企业（有限合伙）	the PRC 2022/11/19	Micro credit

Hunan Caixin - Zhongliang - Hongxin Universal Benefit No. 1 湖南财信-中粮-弘信普惠1号集合资金信托计划	the PRC 2023/2/7	Micro credit

Shenzhen Mingshu Information Technology Advisory Partnership (Limited Partnership) 深圳名枢信息技术咨询合伙企业（有限合伙）	the PRC 2023/4/13	Micro credit

No. 51 Jinghua Structured Fund 外贸信托-菁华51号单一资金信托	the PRC 2023/6/29	Micro credit

No. 2 Jinghua Structured Fund 外贸菁华2号集合资金信托计划	the PRC 2023/7/7	Micro credit

Guangzhou Ming Hao Investment Partnership (Limited Partnership) 广州市明灏投资合伙企业（有限合伙）	the PRC 2023/8/28	Micro credit

Zhongliang Trust Plan- Hongjun No. 1 中粮信托-弘鋆1号 集合资金信托计划	the PRC 2023/9/7	Micro credit

Zhongliang Trust Plan-Honghao No. 1 中粮信托-弘浩普惠1号集合资金信托计划	the PRC 2023/9/7	Micro credit

Zhongliang Trust Plan-Hongsheng No. 1 中粮信托-弘盛普惠1号集合资金信托计划	the PRC 2024/11/1	Micro credit

Zhongliang Trust Plan- Hongmeng No. 1 中粮信托-弘盟1号集合资金信托计划	the PRC 2023/11/15	Micro credit

Zhongliang Trust Plan-Hongyi Puhui No.1 中粮信托-弘益普惠1号集合资金信托计划	the PRC 2025/04/01	Micro credit

Zhongliang Trust Plan- Hongji No. 1 中粮集合资金信托计划信托-弘济1号	the PRC 2023/12/ 25	Micro credit

The table sets forth the assets and liabilities of the consolidated VIEs included in the Group’s consolidated balance sheets after elimination of intercompany transactions and balances:

	December 31, 2024	December 31, 2025
	RMB	RMB
Cash, cash equivalents and restricted cash	1,024,148,680	267,290,165
Net loans principal, interest and financing service fees receivables	5,494,698,105	825,783,160
Loans held-for-sale	2,013,904,758	1,992,122,884
Investment securities	23,000,000	8,000,000
Deferred tax assets	1,809,403	7,607,426
Other assets	817,414,521	1,004,894,552

Total assets	9,374,975,467	4,105,698,187

Interest-bearing borrowings	5,873,853,217	628,518,997
Income taxes payable	2,013,889	4,353,507
Deferred tax liabilities	-	55,991
Other liabilities	430,265,217	119,925,023

Total liabilities	6,306,132,323	752,853,517

The table sets forth the results of operations of the VIEs included in the Group’s consolidated statements of comprehensive income:

	Year ended December 31
	2023	2024	2025
	RMB	RMB	RMB
Revenue	1,352,486,176	1,261,363,850	418,086,415
Net income/(loss)	495,371,047	397,516,115	(103,550,301)

The table sets forth the cash flows of the VIEs included in the Group’s consolidated statements of cash flows:

	Year ended December 31
	2023	2024	2025
	RMB	RMB	RMB
Net cash provided/(used) by operating activities	1,292,343,388	1,544,447,565	(180,439,240)
Net cash provided by/(used) in investing activities	(1,282,239,529)	1,344,524,994	4,668,914,945
Net cash provided by/(used) in financing activities	234,705,208	(3,375,509,894)	(5,245,334,220)